As filed with the Securities and Exchange Commission on April 10, 2025

Securities Act Registration No. 333-234544

Investment Company Act Registration No. 811-23439

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 247	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 249	☒

ETF OPPORTUNITIES TRUST

(Exact Name of Registrant as Specified in Charter)

Karen Shupe
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
(804) 267-7400

(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.

Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 9, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of ETF Opportunities Trust:

Tuttle Capital RSP Option Income Strategy ETF	Tuttle Capital XLF Option Income Strategy ETF
Tuttle Capital KRE Option Income Strategy ETF	Tuttle Capital VTV Option Income Strategy ETF
Tuttle Capital IYR Option Income Strategy ETF	Tuttle Capital IJH Option Income Strategy ETF
Tuttle Capital XLU Option Income Strategy ETF	Tuttle Capital XLV Option Income Strategy ETF
Tuttle Capital XHB Option Income Strategy ETF	Tuttle Capital SMH Option Income Strategy ETF
Tuttle Capital EEM Option Income Strategy ETF	Tuttle Capital XBI Option Income Strategy ETF
Tuttle Capital EFA Option Income Strategy ETF	Tuttle Capital XLY Option Income Strategy ETF
Tuttle Capital XLE Option Income Strategy ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 9, 2025 as the new effective date for Post-Effective Amendment No. 159 to the Registration Statement filed on August 30, 2024 for the following funds:

Tuttle Capital RSP Option Income Strategy ETF	Tuttle Capital XLF Option Income Strategy ETF
Tuttle Capital KRE Option Income Strategy ETF	Tuttle Capital VTV Option Income Strategy ETF
Tuttle Capital IYR Option Income Strategy ETF	Tuttle Capital IJH Option Income Strategy ETF
Tuttle Capital XLU Option Income Strategy ETF	Tuttle Capital XLV Option Income Strategy ETF
Tuttle Capital XHB Option Income Strategy ETF	Tuttle Capital SMH Option Income Strategy ETF
Tuttle Capital EEM Option Income Strategy ETF	Tuttle Capital XBI Option Income Strategy ETF
Tuttle Capital EFA Option Income Strategy ETF	Tuttle Capital XLY Option Income Strategy ETF
Tuttle Capital XLE Option Income Strategy ETF

This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 159 to the Registration Statement.  This Post-Effective Amendment incorporates by reference the Part C contained in Post-Effective Amendment No. 208 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 247 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 10th day of April, 2025.

ETF OPPORTUNITIES TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 247 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

*Mary Lou H. Ivey		Trustee	April 10, 2025

*Laura V. Morrison		Trustee	April 10, 2025

*Dr. David J. Urban		Trustee	April 10, 2025

/s/ Karen M. Shupe		Treasurer and Principal Executive Officer	April 10, 2025
Karen M. Shupe

/s/ Ann T. MacDonald		Assistant Treasurer and Principal Financial Officer	April 10, 2025
Ann T. MacDonald

*By:	/s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney